Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Senior unsecured notes issued	£ 42,280	£ 41,952
Covered bonds	14,243	14,242
Certificates of deposit issued	8,059	7,225
Securitisation notes	4,234	2,806
Commercial paper	12,041	12,753
Total debt securities in issue	80,857	78,978
At fair value through profit or loss £m
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Senior unsecured notes issued	5,242	5,133
Covered bonds	0	0
Certificates of deposit issued	0	0
Securitisation notes	23	26
Commercial paper	0	0
Total debt securities in issue	5,265	5,159
At amortised cost £m
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Senior unsecured notes issued	37,038	36,819
Covered bonds	14,243	14,242
Certificates of deposit issued	8,059	7,225
Securitisation notes	4,211	2,780
Commercial paper	12,041	12,753
Total debt securities in issue	£ 75,592	£ 73,819